Other Finance Expenses	12 Months Ended
Dec. 31, 2020
Other Finance Expenses
Other Finance Expenses

9) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest cost as reported in the consolidated statements of operations for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(U.S. Dollars in thousands)	2020	2019	2018
Interest expense	$29,142	$48,118	$46,768
Amortization of debt issuance cost and fair value of debt assumed	2,503	2,617	3,188
Total interest cost	$31,645	$50,735	$49,956

(b) Other Finance Expense

The following table presents the components of other finance expense for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(U.S. Dollars in thousands)	2019	2019	2018
Bank fees, charges	$441	$597	$551
Guarantee costs	—	—	403
Commitment fees	264	248	306
Total other finance expense	$705	$845	$1,260